UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22018

Nuveen Diversified Currency Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Diversified Currency Opportunities Fund (JGT)
September 30, 2013

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS – 74.7%
	$25 Par (or similar) Retail Structures – 0.2%
	Commercial Banks – 0.2%
50,000	Morgan Stanley, (3)	7.125%		BB+	$ 1,260,000
	Total $25 Par (or similar) Retail Structures (cost $1,250,000)				1,260,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 8.4%
	Commercial Banks – 0.9%
$ 3,000	Export Import Bank of Korea	1.250%	11/20/15	Aa3	$ 3,002,214
2,000	VTB Capital SA, 144A	6.875%	5/29/18	BBB	2,150,000
5,000	Total Commercial Banks				5,152,214
	Energy Equipment & Services – 0.4%
2,000	Transocean Inc.	4.950%	11/15/15	BBB-	2,145,600
	Metals & Mining – 0.8%
2,000	ArcelorMittal	4.250%	3/01/16	BB+	2,052,500
500	Cliffs Natural Resources Inc.	3.950%	1/15/18	BBB-	502,138
2,000	Xstrata Finance Canada Limited, 144A	5.800%	11/15/16	BBB	2,184,838
4,500	Total Metals & Mining				4,739,476
	Oil, Gas & Consumable Fuels – 5.5%
1,000	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	939,275
3,000	CNOOC Finance 2013 Limited	1.125%	5/09/16	AA-	2,968,089
5,000	CNPC General Capital Limited, 144A	1.450%	4/16/16	A+	4,983,420
3,000	Gaz Capital SA, 144A	8.125%	7/31/14	Baa1	3,171,900
3,000	Korea National Oil Corporation, 144A	5.375%	7/30/14	A+	3,100,575
3,000	Lukoil International Finance BV, 144A	3.416%	4/24/18	BBB	2,981,250
2,000	Petrobras International Finance Company	3.875%	1/27/16	A3	2,063,578
2,000	Petrohawk Energy Corporation	7.250%	8/15/18	A	2,170,000
5,000	Petroleos Mexicanos	4.875%	3/15/15	Baa1	5,250,000
2,000	Rosneft Oil Corporation, 144A	3.149%	3/06/17	Baa1	2,000,000
3,000	Sinopec Capital 2013 Limited, 144A	1.250%	4/24/16	Aa3	2,983,134
32,000	Total Oil, Gas & Consumable Fuels				32,611,221
	Transportation Infrastructure – 0.1%
800	Aviation Capital Group Corporation, 144A	3.875%	9/27/16	BB+	804,665
	Wireless Telecommunication Services – 0.7%
4,000	Telefonica Emisiones SAU	3.992%	2/16/16	BBB+	4,143,504
48,300	Total Corporate Bonds (cost $49,870,710)				49,596,680

Principal
Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 61.5%
	Argentina – 0.8%
5,500	Republic of Argentina	7.000%	10/03/15	B-	$ 5,060,000
	Brazil – 9.1%
1,000	Banco Nacional de Desenvolvimento Economico e Social, 144A	3.375%			1,003,000
67,100 BRL	Letra De Tesouro Nacional de Brazil	0.000%	7/01/14	A-	28,229,684
61,250 BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/15	A-	24,429,777
	Total Brazil				53,662,461
	Canada – 7.2%
16,000 CAD	Province of Ontario	3.250%	9/08/14	Aa2	15,839,076
10,000 CAD	Province of Ontario	3.150%	9/08/15	Aa2	10,035,047
16,000 CAD	Quebec Province	5.500%	12/01/14	Aa2	16,305,228
42,000 CAD	Total Canada				42,179,351
	Colombia – 2.0%
5,500	Republic of Colombia	8.250%	12/22/14	BBB	5,940,000
9,948,000 COP	Republic of Colombia	12.000%	10/22/15	BBB	5,959,542
	Total Colombia				11,899,542
	Hungary – 0.2%
1,500	Republic of Hungary, Government Bond	4.125%	2/19/18	Ba1	1,485,000
	Indonesia – 1.5%
8,000	Republic of Indonesia, 144A	7.250%	4/20/15	Baa3	8,590,000
	Ireland – 1.4%
2,000 EUR	Irish Republic Treasury Bond	4.600%	4/18/16	BBB+	2,900,352
3,400 EUR	Irish Republic Treasury Bond	5.500%	10/18/17	BBB+	5,114,218
5,400 EUR	Total Ireland				8,014,570
	Italy – 4.3%
8,000 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	2.500%	3/01/15	BBB+	10,969,994
5,000 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	3.000%	4/15/15	BBB+	6,897,373
5,000 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.750%	9/15/16	BBB+	7,193,431
18,000 EUR	Total Italy				25,060,798
	Malaysia – 4.4%
85,000 MYR	Republic of Malaysia	3.197%	10/15/15	A	26,063,772
	Mexico – 11.8%
165,000 MXN	Mexico Bonos de DeSarrollo	7.000%	6/19/14	A-	12,893,408
166,000 MXN	Mexico Bonos de DeSarrollo	8.000%	12/17/15	A-	13,772,439
155,500 MXN	Mexico Bonos de DeSarrollo	7.250%	12/15/16	A-	12,895,862
175,000 MXN	United Mexican States	8.000%	12/19/13	A-	13,488,055
200,500 MXN	United Mexican States	9.500%	12/18/14	A-	16,359,326
862,000 MXN	Total Mexico				69,409,090
	Norway – 1.8%
60,000 NOK	Norwegian Government Bond	5.000%	5/15/15	AAA	10,504,682
	Peru – 2.3%
25,000 PEN	Republic of Peru Treasury Bond	8.600%	8/12/17	A-	10,417,235
1,146	Republic of Peru	9.875%	2/06/15	BBB+	1,274,925
1,500	Republic of Peru	8.375%	5/03/16	BBB+	1,732,500
	Total Peru				13,424,660
	Poland – 1.0%
5,500	Republic of Poland	3.875%	7/16/15	A2	5,768,400
	Portugal – 0.2%
1,000 EUR	Portugal Obrigacoes do Tesouro	5.650%	2/15/24	BB+	1,218,918
	Russia – 1.4%
8,000	Russian Federation, 144A	3.625%	4/29/15	Baa1	8,312,000
	South Africa – 3.8%
5,500	Republic of South Africa	6.500%	6/02/14	Baa1	5,690,300
160,000 ZAR	Republic of South Africa	8.000%	12/21/18	A-	16,618,550
	Total South Africa				22,308,850
	Spain – 2.4%
5,000 EUR	Kingdom of Spain, Bonos y Obligado Del Esatado	3.300%	10/31/14	BBB	6,910,360
5,000 EUR	Kingdom of Spain, Bonos y Obligado Del Esatado	4.250%	10/31/16	BBB	7,142,036
10,000 EUR	Total Spain				14,052,396
	Turkey – 4.9%
17,250 TRY	Republic of Turkey, Government Bond	0.000%	4/09/14	BBB	8,216,945
5,900 TRY	Republic of Turkey, Government Bond	7.500%	9/24/14	BBB	2,894,433
36,800 TRY	Republic of Turkey, Government Bond	6.500%	1/07/15	Baa1	17,807,480
59,950 TRY	Total Turkey				28,918,858
	Ukraine – 1.0%
6,500	Republic of Ukraine, 144A	6.875%	9/23/15	B	5,703,750
	Total Sovereign Debt (cost $382,253,557)				361,637,098

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Asset-Backed and Mortgage-Backed Securities – 4.6%
$ 2,385	Bayview Opportunity Master Fund Trust, 2013-8NPL	3.228%	3/28/33	N/R	$ 2,381,123
3,726	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	3,442,957
3,459	Fannie Mae Mortgage Pool AB9659	3.000%	6/01/43	N/R	3,383,023
6,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10	5.799%	8/10/45	A	6,655,230
1,000	Nationstar Mortgage Advance Receivables Trust 2013-T1A	3.721%	6/20/44	BB	998,569
1,862	Oaktree Real Estate Investments, Comnmerial Mortgage Asset Backed Securities ORES NPL LLC 2013-LV2I, 144A	3.081%	9/25/25	N/R	1,862,440
2,147	Stanwich Mortgage Loan Trust, Series 2012-NPL5	2.981%	10/18/42	N/R	2,150,038
2,987	Vericrest Opportunity Loan Transferee, Private CMO 2013 NPL1	4.250%	8/25/58	N/R	2,980,692
3,050	Wedgewood Real Estate Trust, Mortgage Pool 2013-1A, (5)	5.000%	7/25/43	N/R	3,018,547
$ 26,616	Total Asset-Backed and Mortgage-Backed Securities (cost $27,359,813)				26,872,619
	Total Long-Term Investments (cost $460,734,080)				439,366,397

Principal
Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 25.7%
	Sovereign Debt – 10.6%
	Brazil – 4.9%
65,500 BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/14	A-	$ 28,872,251
	Canada – 1.7%
10,000 CAD	Quebec Province Municipal Bond	5.250%	10/01/13	N/R	9,708,655
	Philipines – 0.5%
3,000	Republic of the Philippines	8.250%	1/15/14	BBB-	3,060,000
	South Africa – 0.8%
47,000 ZAR	Republic of South Africa	7.500%	1/15/14	A-	4,709,245
	South Korea – 2.7%
17,000,000 KRW	South Korea Monetary Stability Bond	2.780%	11/09/13	N/R	15,821,742
	Total Sovereign Debt				62,171,893

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations – 11.9%
$ 25,000	Federal Home Loan Bank Bonds	0.100%	11/20/13	Aaa	$ 25,000,675
25,000	Federal Home Loan Mortgage Corporation, Notes	0.145%	3/27/14	Aaa	25,006,900
20,000	Federal National Mortgage Association	1.250%	2/27/14	Aaa	20,094,860
$ 70,000	Total U.S. Government and Agency Obligations				70,102,435
	Repurchase Agreements – 3.2%
18,501	Repurchase Agreement with State Street Bank, dated 9/30/13, repurchase price $18,500,801, collateralized by $18,835,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $18,872,199	0.000%	10/01/13	N/A	$ 18,500,801
	Total Short-Term Investments (cost $154,220,359)				150,775,129
	Total Investments (cost $614,954,439) – 100.4%				590,141,526
	Other Assets Less Liabilities – (0.4)% (6)				(2,106,279)
	Net Assets – 100%				$ 588,035,247

Investments in Derivatives as of September 30, 2013

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
		Amount	In Exchange For	Amount	Settlement	Appreciation
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(Depreciation) (6)
Barclays	Brazilian Real	87,000,000	U.S. Dollar	37,826,087	10/02/13	$ (1,428,527)
Barclays	Brazilian Real	87,000,000	U.S. Dollar	38,765,735	11/04/13	(183,095)
Barclays	U.S. Dollar	39,048,474	Brazilian Real	87,000,000	10/02/13	206,140
Barclays	U.S. Dollar	6,046,594	Peruvian Nouveau Sol	17,000,000	10/09/13	52,379
Barclays	U.S. Dollar	29,860,014	Norwegian Krone	176,000,000	11/18/13	(642,237)
Barclays	U.S. Dollar	41,642,247	Mexican Peso	540,000,000	11/19/13	(551,790)
Barclays	U.S. Dollar	38,201,750	Australian Dollar	41,000,000	12/13/13	(131,198)
BNP Paribas	Pound Sterling	20,000,000	U.S. Dollar	30,337,120	10/02/13	(2,040,900)
BNP Paribas	U.S. Dollar	31,374,760	Pound Sterling	20,000,000	10/02/13	1,003,260
BNP Paribas	U.S. Dollar	19,935,875	New Zealand Dollar	25,000,000	11/08/13	775,730
Citibank N.A.	Canadian Dollar	15,800,000	U.S. Dollar	15,020,639	10/31/13	(307,190)
Citibank N.A.	Euro	14,710,000	U.S. Dollar	19,700,956	10/31/13	(200,896)
Citibank N.A.	Euro	32,950,000	U.S. Dollar	44,506,092	12/13/13	(78,748)
Citibank N.A.	Pound Sterling	10,000,000	U.S. Dollar	15,463,400	10/18/13	(723,573)
Citibank N.A.	U.S. Dollar	15,689,200	Pound Sterling	10,000,000	10/18/13	497,773
Citibank N.A.	U.S. Dollar	9,690,776	Australian Dollar	10,550,000	11/08/13	127,474
Citibank N.A.	U.S. Dollar	29,853,103	Australian Dollar	32,500,000	11/08/13	392,693
Citibank N.A.	U.S. Dollar	24,272,820	Australian Dollar	26,000,000	11/08/13	(76,184)
Citibank N.A.	U.S. Dollar	30,925,212	Mexican Peso	395,000,000	11/20/13	(870,733)
Citibank N.A.	U.S. Dollar	2,858,150	Mexican Peso	36,500,000	11/20/13	(80,964)
Credit Suisse	Japanese Yen	3,000,000,000	U.S. Dollar	30,282,383	10/29/13	(242,588)
Credit Suisse	U.S. Dollar	30,418,251	Malaysian Ringgit	96,000,000	10/23/13	(1,000,341)
Credit Suisse	U.S. Dollar	30,931,821	Japanese Yen	3,000,000,000	10/29/13	(406,850)
Credit Suisse	U.S. Dollar	29,468,101	Turkish Lira	60,000,000	11/13/13	11,106
Credit Suisse	U.S. Dollar	40,836,904	Turkish Lira	81,000,000	11/19/13	(1,081,900)
Credit Suisse	U.S. Dollar	51,612,882	Norwegian Krone	312,196,000	12/13/13	166,428
Goldman Sachs	U.S. Dollar	29,740,933	South African Rand	287,000,000	11/20/13	(1,356,298)
HSBC	Turkish Lira	60,600,000	U.S. Dollar	30,591,383	10/11/13	644,682
HSBC	U.S. Dollar	31,090,475	Turkish Lira	60,600,000	10/11/13	(1,143,774)
JPMorgan	Euro	24,000,000	U.S. Dollar	32,429,832	12/13/13	(44,711)
JPMorgan	South Korean Won	17,200,000,000	U.S. Dollar	15,228,651	10/10/13	(764,372)
JPMorgan	Turkish Lira	51,000,000	U.S. Dollar	25,945,616	10/11/13	742,946
JPMorgan	U.S. Dollar	26,064,292	Turkish Lira	51,000,000	10/11/13	(861,622)
JPMorgan	U.S. Dollar	18,642,672	New Zealand Dollar	24,000,000	10/31/13	1,251,295
JPMorgan	U.S. Dollar	11,237,574	South African Rand	117,000,000	10/31/13	367,316
JPMorgan	U.S. Dollar	30,442,945	South African Rand	300,000,000	10/31/13	(686,818)
Nomura International	U.S. Dollar	17,928,287	Malaysian Ringgit	58,500,000	10/16/13	5,246
Standard Chartered Bank	U.S. Dollar	14,567,821	Yuan Renminbi	90,000,000	10/22/13	105,763
Standard Chartered Bank	U.S. Dollar	29,944,966	Yuan Renminbi	185,000,000	10/22/13	217,402
Standard Chartered Bank	U.S. Dollar	11,825,693	Yuan Renminbi	73,000,000	10/22/13	76,215
						$ (8,261,461)

Futures Contracts outstanding:

					Unrealized
	Contract	Number of	Contract	Notional Amount	Appreciation
Type	Position	Contracts	Expiration	at Value	(Depreciation)
2-Year U.S. Treasury Note	Short	(44)	12/13	$ (9,691,688)	$ (27,594)
5-Year U.S. Treasury Note	Short	(269)	12/13	(32,561,609)	(426,344)
10-Year U.S. Treasury Note	Short	(47)	12/13	(5,940,359)	(117,770)
				$ (48,193,656)	$ (571,708)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Structures	$ 1,260,000	$ —	$ —	$ 1,260,000
Corporate Bonds	—	49,596,680	—	49,596,680
Sovereign Debt	—	361,637,098	—	361,637,098
Asset-Backed and Mortgage-Backed Securities	—	23,854,072	3,018,547	26,872,619
Short-Term Investments:
Sovereign Debt	—	62,171,893	—	62,171,893
U.S. Government & Agency Obligations	—	70,102,435	—	70,102,435
Repurchase Agreements	—	18,500,801	—	18,500,801
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(8,261,461)	—	(8,261,461)
Futures Contracts*	(571,708)	—	—	(571,708)
Total	$ 688,292	$ 577,601,518	$ 3,018,547	$ 581,308,357
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $621,606,375.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation				$ 1,752,227
Depreciation				(33,217,076)

Net unrealized appreciation (depreciation) of investments				$ (31,464,849)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Perpetual security. Maturity date is not applicable.
(5)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
TRY	Turkish Lira
ZAR	South African Rand

Item 2. Controls and Procedures.

a.                      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Diversified Currency Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013